Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Finite-lived intangible assets	$ 709,032	$ 539,336
Accumulated amortization	70,862	28,964
Net book value of amortizable intangible assets	638,170	510,372
Developed technology [Member]
Finite-lived intangible assets	445,420	385,735
Accumulated amortization	40,616	9,058
Capitalized software development costs [Member]
Finite-lived intangible assets	16,372	15,831
Accumulated amortization	13,567	12,996
Patents [Member]
Finite-lived intangible assets	13,929	13,533
Accumulated amortization	6,126	4,952
Trademarks and trade names [Member]
Finite-lived intangible assets	59,008	16,877
Accumulated amortization	2,408	592
Customer relationships [Member]
Finite-lived intangible assets	100,529	77,779
Accumulated amortization	7,550	1,172
Non-compete agreement [Member]
Finite-lived intangible assets	10,354	350
Accumulated amortization	595	194
In-process research and development [Member]
Finite-lived intangible assets	63,420	29,231
Accumulated amortization